Cash Distributions and Earnings Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per share
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 2,551	$ 24,890	$ 27,072	$ 2,551
Earnings attributable to:
Common unit holders		11,306	12,465	1,250
Subordinated unit holders Series A		1,906	1,598	0
Subordinated unit holders		11,186	12,465	1,250
General Partner		$ 492	$ 544	$ 51
Weighted average units outstanding (basic and diluted)
Common units		9,457,455	9,342,692	9,342,692
Subordinated Series A unit holders		1,592,920	859,740	0
Subordinated units		9,342,692	9,342,692	9,342,692
General Partner		415,286	398,880	381,334
Earnings per unit (basic and diluted):
Common unit holders		$ 1.19	$ 1.33	$ 0.13
Subordinated unit holders Series A		1.2	1.86	0
Subordinated unit holders		1.19	1.33	0.13
General partner		1.19	1.36	0.13
Earnings per unit-distributed (basic and diluted):
Common unit holders		1.69	1.67	0.2
Subordinated unit holders Series A		1.69	2.33	0
Subordinated unit holders		1.69	1.67	0.2
General Partner		1.69	1.7	0.2
(Losses) per unit-undistributed (basic and diluted):
Common unit holders		(0.5)	(0.34)	(0.07)
Subordinated unit holders Series A		(0.49)	(0.47)	0
Subordinated unit holders		(0.5)	(0.34)	(0.07)
General Partner		$ (0.5)	$ (0.34)	$ (0.07)